Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
OPERATING ACTIVITIES:
Net loss			$ (3,725,027)	$ (13,111,685)
Loss from discontinued operations	$ (73,758)	$ (371,836)	(392,177)	(8,362,626)
Net loss from continuing operations	(558,659)	(1,474,864)	(3,332,850)	(4,749,059)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	17,354	5,562	47,353	125,502
Stock-based compensation	19,500	0	436,349	287,260
Stock issued for services			0	214,000
Compensation warrants			231,335	132,914
Amortization of debt discount and beneficial conversion feature	37,849	510,885	776,122	1,150,995
Debt default penalty	0	286,059	286,059	0
Interest expense on conversion of notes payable			0	84,354
Loss on modification of line of credit			650,000	0
Loss/(gain) on extinguishment			(467,872)	216,954
Gain on settlement of accounts payable			(422,414)	0
Loss on disposal of assets and termination of operating lease			0	147,953
Loss on induced conversion of note payable			0	127,059
Loss on note receivable modification			0	1,895,434
Gain on deconsolidation			0	(4,393,242)
Interest income receivable and amortization of discount on note receivable			0	(509,265)
Changes in operating assets and liabilities:
Accounts receivable			0	150,137
Prepaid expenses and other current assets	(39,830)	0	(237,475)	20,932
Decrease in deposits and other noncurrent assets			0	110,485
Inventory			0	83,750
Accounts payable	(10,304)	34,739	(248,115)	739,415
Accrued expenses	(126,943)	(141,102)	166,828	697,429
Accrued interest	27,404	158,806	549,703	464,279
Indebtedness to related parties	0	60,291	(501,599)	738,435
Net cash used in operating activities of continuing operations	(633,629)	(559,624)	(2,066,576)	(2,264,279)
Net cash provided by/(used in) operating activities of discontinued operations	(2,954)	235,779	(118,644)	(2,215,434)
Net cash used in operating activities	(636,583)	(323,845)	(2,185,220)	(4,479,713)
INVESTING ACTIVITIES:
Proceeds of note receivable			5,051,923	0
Acquisition of intangible assets	(50,000)	0	(292,675)	(91,862)
Net cash provided by investing activities of continuing operations	150,000	0	4,759,248	(91,862)
Net cash provided by investing activities of discontinued operations	7,435	0	(103,729)	(446,922)
Net cash provided by investing activities	157,435	0	4,655,519	(538,784)
FINANCING ACTIVITIES:
Proceeds from issuance of common stock			0	790,225
Gross proceeds from warrant exercises	62,660	151,202	1,075,396	1,274,790
Proceeds of note payable	0	150,000	725,000	2,630,000
Proceeds from line of credit			375,000	0
Principal payment on notes payable and operating lease obligation			(3,156,014)	(84,869)
Principal payment on related party note			(151,923)	0
Brokerage fees for warrant exercises	0	(15,121)	(107,373)	(188,593)
Fees for issuance of convertible notes			(74,750)	(175,000)
Net cash provided by financing activities of continuing operations	62,660	286,081	(1,314,664)	4,246,553
Net cash used in financing activities of discontinued operations	(33,478)	(12,772)	(161,768)	741,655
Net cash provided by financing activities	29,182	273,309	(1,476,432)	4,988,208
Net change in cash and cash equivalents	(449,966)	(50,536)	993,867	(30,289)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	1,145,633	151,766	151,766	182,055
CASH AND CASH EQUIVALENTS AT END OF PERIOD	695,667	101,230	1,145,633	151,766
Less: cash and cash equivalents classified as discontinued operations	(112,696)	(50,135)	(352,593)	(149,360)
CASH AND CASH EQUIVALENTS AT END OF PERIOD FROM CONTINUING OPERATIONS	582,971	51,095	793,040	2,406
Cash paid for interest	0	0	241,014	451,040
Cash paid for income tax	0	0	0	0
Non-cash investing and financing transactions:
Accrued liabilities forgiven in connection with Wellcana Note settlement			172,500	0
Depreciation capitalized in inventory (discontinued operations)	134,511	164,654	532,785	811,508
Accrued interest capitalized in convertible note principal			223,094	0
Property capitalized under operating leases			0	182,624
Patent drafting and filing costs capitalized in intangible assets	55,385	78,226	319,939	247,646
Stock options issued for preparing patent applications			168,000	0
Stock issued upon conversion of notes payable			160,000	525,000
Induced dividend from warrant exercises	$ 163,016	$ 17,236	2,774,000	262,240
Cumulative effect of the new lease standard			0	7,550
Convertible Notes Payable [Member]
Non-cash investing and financing transactions:
Beneficial conversion feature on notes payable			$ 543,886	$ 829,737